Related Party Transactions - Due from Related Parties (Details) - Related Party	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction
Due from Related Parties	¥ 422,570,000	$ 59,517,740	¥ 218,756,144
Service fee receivable from related party
Related Party Transaction
Due from Related Parties	2,570,000	361,977	18,756,144
Loans to related party
Related Party Transaction
Due from Related Parties	¥ 420,000,000	$ 59,155,763	¥ 200,000,000